Convertible Notes (Details)															12 Months Ended
		Jan. 15, 2025 USD ($)	Dec. 17, 2024 USD ($) $ / item shares	Dec. 12, 2024 USD ($)	Nov. 21, 2024 USD ($)	Nov. 19, 2024 USD ($) $ / shares shares	Nov. 18, 2024 USD ($) $ / shares	Oct. 14, 2024 USD ($)	Sep. 18, 2024 USD ($)	Aug. 13, 2024 USD ($)	Jul. 30, 2024 USD ($)	Jul. 19, 2024 shares	Jul. 17, 2024 USD ($) $ / shares $ / item shares	Jul. 03, 2024 USD ($) $ / shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($)
Convertible Notes [Line Items]
Bears interest rate								14.00%					12.00%
Converted amount															$ 1,500,000
Issued shares (in Shares) | shares						155,303
Convertible note balance						$ 299,714							$ 180,000
Original issue discount amount													$ 27,500
Fixed price (in Dollars per Item) | $ / item			2.5										12
Exercisable date												Jul. 17, 2024
Convertible note proceeds															1,197,500
Convertible payament															$ 92,045
Purchase price								$ 88,000
Percentage of conversion price								75.00%
Fee paid					$ 28,750
Warrant [Member]
Convertible Notes [Line Items]
Warrants purchased (in Shares) | shares			138,462										7,250
Exercise price (in Dollars per share) | $ / shares													$ 26.1
Percentage of conversion price															80.00%
Convertible Note Agreements [Member]
Convertible Notes [Line Items]
Bears interest rate							12.00%		13.00%					12.00%
Maturity term														6 months
Conversion price per share (in Dollars per share) | $ / shares							$ 29.31							$ 13.26
Convertible Notes [Member]
Convertible Notes [Line Items]
Principal amount			$ 180,000
Bears interest rate			12.00%
Conversion price per share (in Dollars per share) | $ / shares						$ 2.64
Convertible note balance															$ 164,483
Convertible note proceeds			$ 150,000												58,090
Original issue discount			20,000
Fee paid			$ 10,000
Agreed to issue common stock (in Shares) | shares			118,000
Accrued Interest [Member]
Convertible Notes [Line Items]
Total accrued interest											$ 212,400
Promissory Note [Member]
Convertible Notes [Line Items]
Principal amount										$ 181,700
Original issue discount amount										23,700
Monthly installments										$ 20,350
Diagonal Lending LLC [Member]
Convertible Notes [Line Items]
Debt instrument interest rate per annum										12.00%
Convertible Promissory Note [Member]
Convertible Notes [Line Items]
Principal amount				$ 101,200				$ 101,200
Bears interest rate				14.00%
Convertible note balance															80,929
Original issue discount amount								13,200	$ 14,880
Interest Expense															$ 196,373
Interest rate									25.00%	25.00%
Convertible payament									$ 15,238
Due date									Mar. 15, 2025
Purchase price				$ 88,000
Original issue discount				$ 13,200
Percentage of discount of market price				25.00%
Common Stock [Member]
Convertible Notes [Line Items]
Warrants purchased (in Shares) | shares													7,250
Conversion shares (in Shares) | shares															1
Agreed to issue common stock (in Shares) | shares	[1]														134,476
Common Stock [Member] | Warrant [Member]
Convertible Notes [Line Items]
Exercise price (in Dollars per share) | $ / shares															$ 0.3
Investee [Member] | Convertible Note Agreements [Member]
Convertible Notes [Line Items]
Principal amount														$ 410,000
Investor [Member]
Convertible Notes [Line Items]
Issued shares (in Shares) | shares												6,000
Investor [Member] | Convertible Note Agreements [Member]
Convertible Notes [Line Items]
Principal amount							$ 90,000
Converted amount						$ 410,000	$ 90,000
Investor [Member] | Convertible Notes [Member]
Convertible Notes [Line Items]
Convertible note balance															$ 90,000
Returned amount		$ 160,000
Investor [Member] | Common Stock [Member]
Convertible Notes [Line Items]
Conversion shares (in Shares) | shares						34,091
Diagonal Lending LLC [Member]
Convertible Notes [Line Items]
Interest Expense										$ 8,000
Convertible payament															85,000
Diagonal Lending LLC [Member] | Convertible Promissory Note [Member]
Convertible Notes [Line Items]
Principal amount								$ 11,537							107,880
Convertible payament									$ 60,952
Balance note															65,182
Debt-to-Equity Conversion Agreements [Member]
Convertible Notes [Line Items]
Convertible note balance															$ 410,000
Private Placement [Member] | Warrant [Member]
Convertible Notes [Line Items]
Exercise price (in Dollars per share) | $ / shares													$ 26.1

[1]	Giving retroactive effect to reverse recapitalization effected on March 11, 2024 and the 1-for-30 reverse stock split effected on November 21, 2024